Share Capital (Schedule Of Stock Option Activity) (Details) (CAD)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Share Capital [Abstract]
Options Available for Grant, Beginning Balances	20,244,373	6,495,821
Option Outstanding, Beginning Balances	16,712,070	21,158,270
Weighted Average Exercise Price, Beginning Balances	9.45	8.84
Option Available for Grant, Increase authorized amount	14,120,328	16,560,424
Option Available for Grant, Options granted	(9,585,923)	(1,337,500)
Options Outstanding, Options granted	9,585,923	1,337,500
Weighted Average Exercise Price, Options granted	20.02	15.70
Options Outstanding, Options exercised	(2,675,335)	(5,639,650)
Weighted Average Exercise Price, Options exercised	8.81	8.63
Option Available for Grant, Options cancelled	173,596	144,050
Option Outstanding, Options cancelled	(173,596)	(144,050)
Weighted Average Exercise Price, Options cancelled	11.95	8.99
Options Available for Grant, Bonus shares	(315,777)	(1,581,578)
Options Available for Grant, Shares issued under share purchase plan	(25,766)	(36,844)
Options Available for Grant, Ending Balances	24,610,831	20,244,373
Option Outstanding, Ending Balances	23,449,062	16,712,070
Weighted Average Exercise Price, Ending Balances	13.83	9.45